FAIR VALUE MEASURMENTS (Narrative) (Details)	12 Months Ended
Dec. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Revenue growth rate	(15.40%)
Margin range	(11.30%)